OTHER CURRENT LIABILITIES	3 Months Ended
Jul. 31, 2026
Other Current Liabilities
OTHER CURRENT LIABILITIES

NOTE 5 — OTHER CURRENT LIABILITIES

Other current liabilities consisted of $120,000 as of July 31, 2026 and $70,000 as of April 30, 2026. The July 31, 2026 balance represents the accrued $120,000 SEC filing milestone fee under the OTCQB Advisory and Coordination Services Agreement. The April 30, 2026 balance represented the $70,000 initial retainer payable under the same agreement, which was paid on May 11, 2026. See Note 4 — Consulting and Professional Service Arrangements.